Rule 497(e)

Registration No. 333-16615

[CHAPMAN AND CUTLER LLP LETTERHEAD]

March 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Multistate Trust IV
(Registration No. 333-16615 and 811-07751)

Ladies and Gentlemen:

On behalf of Nuveen Multistate Trust IV (the “Registrant”) and its series, Nuveen Ohio Municipal Bond Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format information that mirrors the information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on February 13, 2014.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures